Consolidated Statements of Financial Position	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current
Cash	$ 188,631	$ 977,413
Amounts receivable (Note 4)	6,035,106	8,331,120
Prepaid expenses and deposits	106,316	475,327
Other current assets (Note 7)	237,900	312,900
Total current assets	6,567,953	10,096,760
Long-term
Equipment (Note 5)	2,837,463	3,001,883
Intangibles (Note 6)	4,281,036	4,609,837
Right-of-use asset (Note 10)	2,291,172	2,385,330
Total assets	15,977,624	20,093,810
LIABILITIES
Accounts payable and accrued liabilities (Note 16)	8,043,510	8,029,062
Deferred revenue	777,399	1,092,982
Current portion of lease liability (Note 10)	345,408	336,229
Credit facility payable (Note 9)	825,510	802,328
Consideration payable (Note 11)	140,000	260,000
Total current liabilities	10,131,827	10,520,601
Long-term liability
Lease liability, net of current portion (Note 10)	2,273,403	2,362,448
Deferred tax liability	50,117	55,096
Total liabilities	12,455,347	12,938,145
SHAREHOLDERS' EQUITY
Common shares (Note 12(b))	44,095,525	43,375,158
Share based payments reserve (Note 13)	3,002,067	3,296,668
Contingently issuable shares (Note 11)	0	131,184
Warrants (Note 14)	1,925,238	1,925,238
Accumulated other comprehensive income	(275,702)	(269,053)
Accumulated deficit	(45,224,851)	(41,303,530)
Total Shareholders' Equity	3,522,277	7,155,665
Total liabilities and shareholders' equity	$ 15,977,624	$ 20,093,810